Condensed Consolidated Interim Income Statement (Unaudited) - EUR (€) € in Millions	6 Months Ended
	Jun. 28, 2019	Jun. 29, 2018
Profit or loss [abstract]
Revenue	€ 5,802	€ 5,435
Cost of sales	(3,594)	(3,341)
Gross profit	2,208	2,094
Selling and distribution expenses	(1,101)	(1,070)
Administrative expenses	(381)	(419)
Operating profit	726	605
Finance income	26	23
Finance costs	(75)	(68)
Total finance costs, net	(49)	(45)
Non-operating items	1	0
Profit before taxes	678	560
Taxes	(170)	(143)
Profit after taxes	€ 508	€ 417
Basic earnings per share (in EUR per share)	€ 1.08	€ 0.86
Diluted earnings per share (in EUR per share)	€ 1.07	€ 0.85